Financial liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
This line item was broken down per maturity and is analyzed as follows:

In thousand euros	December 31, 2022	Proceeds from borrowing	Non cash effects : proceeds from lease liabilities and other	Repayments of borrowings and lease liabilities	December 31, 2023

State guaranteed loan Société Générale (1)	20,000	—	—	—	20,000
State guaranteed loan BNP Paribas (1)	8,700	—	—	—	8,700
Lease liabilities – Real estate property	15	—	(1)	—	14
Lease liabilities – Building "Le Virage"(3)	1,353	—	(685)	(293)	375
Lease liabilities – Premises Innate Inc	345	—	—	(99)	246
Lease liabilities – Laboratory equipment	287	—	—	(178)	109
Lease liabilities – Vehicles	33	—	80	(31)	85
Lease liabilities - Printers	27	—	—	(9)	18
Loans – Equipment	154	—	—	(55)	99
Loans – Building (2)	11,338	—	17	(1,108)	10,247
Subtotal (excluding RoU)	40,207	—	16	(1,163)	39,060
Total	42,251	—	(589)	(1,773)	39,893

In thousand euros	December 31, 2023	Proceeds from borrowing	Non cash effects : proceeds from lease liabilities and other	Repayments of borrowings and lease liabilities	December 31, 2024
State guaranteed loan Société Générale (1)	20,000	—	9	(4,884)	15,125
State guaranteed loan BNP Paribas (1)	8,700	—	3	(2,144)	6,558
State guaranteed loans - accrued interest	14	—	(14)	—	—
Property transaction (down-payment)	—	—	—	—	—
Lease liabilities – Building "Le Virage"(3)	375	—	—	(244)	131
Lease liabilities – Premises Innate Inc	246	—	15	(97)	164
Lease liabilities – Laboratory equipment	109	—	—	(109)	—
Lease liabilities – Vehicles	85	—	19	(32)	71
Lease liabilities - Printers	18	—	—	(9)	9
Loans – Equipment	99	—	—	(56)	43
Loans – Building (2)	10,247	—	—	(1,353)	8,894
Subtotal (excluding RoU)	39,060	—	(3)	(8,437)	30,620
Total	39,893	—	31	(8,928)	30,995

In thousand euros	December 31, 2024	Proceeds from borrowing	Non cash effects : proceeds from lease liabilities and other	Repayments of borrowings and lease liabilities	December 31, 2025
State guaranteed loan Société Générale (1)	15,125	—	6	(4,969)	10,162
State guaranteed loan BNP Paribas (1)	6,558	—	2	(2,168)	4,393
State guaranteed loans - accrued interest	—	—			—
Lease liabilities – Building "Le Virage"(3)	131	—	279	(273)	137
Lease liabilities – Premises Innate Inc	164	—	(5)	(104)	55
Lease liabilities – Laboratory equipment	—	—			—
Lease liabilities – Vehicles	71	—	(6)	(25)	40
Lease liabilities - Printers	9	—		(9)	—
Loans – Equipment	43	—		(43)	—
Loans – Building (2)	8,894	—		(1,260)	7,634
Subtotal (excluding RoU)	30,620	—	8	(8,436)	22,189
Total	30,995	—	487	(8,911)	22,571

(1) On January 5, 2022, the Company announced that it had obtained €28.7 million in non-dilutive financing in the form of two State Guaranteed Loans from Société Générale (€20.0 million) and BNP Paribas (€8.7 million). The Company received the funds related to these two loans on December 27 and 30, 2021 respectively. Both loans have an initial maturity of one year with an option to extend to five years from August 2022. They are 90% guaranteed by the French government as part of the package of measures put in place by the French government to support companies during the COVID-19 pandemic. In August 2022, the Company has requested the extension of these two loans repayment for an additional period of five years starting in 2022 and including a one-year grace period. Consequently, the Company has obtained agreements from Société Générale and BNP Paribas. The effective interest rates applied to these contracts during the additional period are 1.56% and 0.95% for Société Générale and BNP Paribas loans, respectively, excluding insurance and guarantee fees, with an amortization exemption for the entire year 2023. During this grace period, the Company will only be liable for the payment of interest and the guarantee fees, with amortization of the two loans starting in 2024 over a period of four years. The state guarantee fees amounts to €877 thousand and €379 thousand for Société Générale and BNP Paribas loans respectively.
(2) On July 3, 2017, the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of €15,200 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of December 31, 2018 and 2019, the loan was raised at an amount of €14,826 thousand.
The loan release period was limited to August 30, 2019. On August 30, 2019, the Company drew down the remaining portion of the €15,200 thousand loan granted, for an amount of €13,900 thousand. The reimbursement of the capital has begun in August 30, 2019 and will proceed until August 30, 2031 (12 years). Given the development of its portfolio and in particular the refocusing of its activities on research and development, the Company has for the time being suspended the project to build its new head office on the land acquired in Luminy. In the meantime, the loan will be used to finance several structuring projects (improvement of the information system, development of a commercial platform, development of additional premises rented, etc.). As of December 31, 2025, the remaining capital of the loan amounted to €7,634 thousand. The Company authorized collateral over financial “Société Générale” instruments amounting to €15,200 thousand. The security interest on the pledge financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in August 2027 and €6,000 thousand in August 2031. The amount of €4.2 million was actually received in July 2024.
This loan bears a fixed interest rate of 2.01% . It is subject to a covenant based on the assumption that the total cash, cash equivalents and current and non-current financial assets are at least equal to principal as of financial year end.
(3) On March 13, 2023, the Company signed an amendment to the lease for the "Le Virage" building, reducing the surface area of the leased premises. The effective date of the lease amendment is March 15, 2023. As a result, and in accordance with IFRS 16, the impact on the consolidated balance sheet at the effective date of the lease amendment is as follows: write-off of a right of use (asset) of €0.5 million and a lease liability of €0.7 million.
The table below shows the schedule for the contractual flows (principal only) as of December 31, 2023, 2024 and 2025 respectively :

In thousand euros	Year ended December 31,
Current financial liabilities	2023	2024	2025
State guaranteed loan Société Générale	4,884	4,969	5,038
State guaranteed loan BNP Paribas	2,144	2,167	2,185
State guaranteed loans - accrued interest	14	—	8
Lease finance obligations – Rent Le Virage	244	131	138
Lease liabilities – Premises Innate Inc	92	102	55
Lease finance obligations – Laboratory equipment	109	—	—
Lease liabilities – Vehicles	31	29	23
Lease liabilities - Printers	9	9	—
Lease liabilities - IT security	—	—	71
Loans - Equipment	56	42	—
Loans - Building	1,353	1,260	1,285
Total – Current financial liabilities	8,936	8,709	8,802

In thousand euros	Year ended December 31,
Non-Current financial liabilities	2023	2024	2025
State guaranteed loan Société Générale	15,116	10,156	5,117
State guaranteed loan BNP Paribas	6,556	4,391	2,206
Lease finance obligations – Building Le Virage	131	—	—
Lease liabilities – Premises Innate Inc	154	62	—
Lease finance obligations – Laboratory equipment	—	—	—
Lease finance obligations – Vehicles	56	42	17
Lease liabilities - Printers	9	—	—
Lease liabilities - IT security	—	—	80

Loans - Equipment	43	—	—
Loans - Building	8,895	7,635	6,349
Total – Non-Current financial liabilities	30,957	22,286	13,771
The table below shows the schedule for the contractual flows (being principal and interest payments):

(in thousands of euro)	2026	2027	2028	2029	2030	>2030	Total
State guaranteed loan Société Générale	5,167	5,167	—	—	—	—	10,335
State guaranteed loan BNP Paribas	2,221	2,220	—	—	—	—	4,440
State guaranteed loans - accrued interest	8		—		—		8
Lease finance obligations – Rent Le Virage	138	—	—	—	—	—	138
Lease liabilities – Premises Innate Inc.	55	—	—	—	—	—	55
Lease liabilities – Vehicles	24	16	4	—	—	—	44
Lease liabilities - Printers	—	—	—	—	—	—	—
Lease liabilities - IT security	75	75	6	—	—	—	156
Loans – Equipment	—	—	—	—	—	—	—
Loan – Building	1,427	1,427	1,308	1,427	1,545	951	8,083
Total	9,115	8,904	1,318	1,427	1,545	951	23,260